Income taxes - Reconciliation of tax expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes.
Operating tax loss carry-forwards	$ 102,239,000
Operating tax loss carry-forwards that will expire between 2033 and 2040	6,029,000
Reconciliation of income taxes
Accounting Net Loss before income tax - Greenbrook TMS	(61,726,474)	$ (24,751,488)	$ (29,663,540)
Accounting Net Loss before income tax - non-controlling interest	(698,265)	(108,430)	(739,181)
Accounting Net Loss before income tax	(62,424,739)	(24,859,918)	(30,402,721)
Income tax provision at statutory rate 25.18% (December 31, 2021 - 25.38% December 31, 2020 - 25.75)%	(15,718,549)	(6,309,447)	(7,828,701)
Non-controlling interest	175,823	27,520	190,339
Non-deductible expenses and other permanent differences	20,207	(786,853)	(4,202)
Future rate differential	205,770	563,948	(20,880)
Change in unrecognized deferred tax assets	$ 15,316,749	$ 6,504,832	$ 7,663,444
Statutory rate	25.18%	25.38%	25.75%